SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2012
Notes to Financial Statements
Reserve against the collection of accounts receivable	$ 85,576
Reserve against the collection of notes receivable	$ 29,424